Nature of Business (Details) - Inspirato LLC	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2021
NumberOfSubsidiaries		38
Number of branches		1
Number of wholly owned domestic limited liability companies		29
Number of wholly owned non-domestic companies		9
Impairments recorded	$ 0